Financial Highlights	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Disclosure [Text Block]

Note 10—Financial Highlights

Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years Ended December 31,
	2011	2010	2009	2008	2007
Per Accumulation Unit data:
Rental income	$17.224	$19.516	$22.649	$18.794	$17.975
Real estate property level expenses and taxes	8.640	9.987	11.193	9.190	8.338

Real estate income, net	8.584	9.529	11.456	9.604	9.637
Other income	2.143	2.214	2.778	3.808	4.289

Total income	10.727	11.743	14.234	13.412	13.926
Expense charges(1)	2.390	2.167	2.280	2.937	2.554

Investment income, net	8.337	9.576	11.954	10.475	11.372
Net realized and unrealized gain (loss) on investments and mortgage loans payable	20.144	16.143	(85.848)	(54.541)	26.389

Net increase (decrease) in Accumulation Unit Value	28.481	25.719	(73.894)	(44.066)	37.761
Accumulation Unit Value:
Beginning of period	219.173	193.454	267.348	311.414	273.653

End of period	$247.654	$219.173	$193.454	$267.348	$311.414

Total return	12.99%	13.29%	–27.64%	–14.15%	13.80%
Ratios to Average net Assets:
Expenses(1)	0.98%	1.09%	1.01%	0.95%	0.87%
Investment income, net	3.42%	4.84%	5.29%	3.38%	3.88%
Portfolio turnover rate:
Real estate properties(2)	3.01%	1.01%	0.75%	0.64%	5.59%
Marketable securities(3)	3.43%	19.18%	0.00%	25.67%	13.03%
Accumulation Units outstanding at end of period (in millions):	53.4	48.1	39.5	41.5	55.1
Net assets end of period (in millions)	$13,527.2	$10,803.1	$7,879.9	$11,508.9	$17,660.5

(1)

Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net. If the real estate property level expenses were included, the expense charge per Accumulation Unit for the twelve months ended December 31, 2011 would be $11.026 ($12.154, $13.473, $12.127, and $10.892 for the years ended December 31, 2010, 2009, 2008, and 2007, respectively), and the Ratio of Expenses to average net assets for the twelve months ended December 31, 2011 would be 4.52% (6.14%, 5.96%, 3.91%, and 3.71%, for the years ended December 31, 2010, 2009, 2008, and 2007, respectively).

(2)

Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)

Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.